NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2024
Nature Of Operations [Abstract]
NATURE OF OPERATIONS [Text Block]

1. NATURE OF OPERATIONS

Kelso Technologies Inc. (the "Company") was incorporated under the laws of British Columbia on March 16, 1987. The Company designs, engineers, markets, produces and distributes various proprietary pressure relief valves designed to reduce the risk of environmental harm due to non-accidental events in the transportation of hazardous commodities via railroad tank cars.  In addition, the Company was previously developing proprietary service equipment to be used in transportation applications. During the year ended December 31, 2024, the Company ceased development activities within its subsidiary, KIQ X Industries Inc. ("KIQ X"), related to the active suspension control system (Note 18).

The Company trades on the Toronto Stock Exchange ("TSX") under the symbol "KLS" and used to trade on the New York Stock Exchange ("NYSE") under the trading symbol "KIQ". The Company listed on the TSX on May 22, 2014 and on the NYSE on October 14, 2014. The Company delisted from the NYSE on March 26, 2024. The Company's head office is located at 305-1979 Old Okanagan Hwy, West Kelowna, British Columbia, V4T 3A4.